UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08437

Undiscovered Managers Funds

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: September 1, 2014 through February 28, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

Undiscovered Managers Funds

February 28, 2015 (Unaudited)

Undiscovered Managers Behavioral Value Fund

JPMorgan Realty Income Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

March 25, 2015 (Unaudited)

Dear Shareholder,

As the U.S. economy continued on a path of steady growth driven by low interest rates, falling oil prices and healthy corporate earnings, other developed markets stumbled. During the six months ended February 28, 2015, the U.S. Federal Reserve (the “Fed”) responded to surging domestic employment by ceasing its billion-dollar monthly bond buying program in October and by indicating it may raise interest rates by mid-2015. The same month, the Bank of Japan responded to negative economic growth with a surprise package of massive stimulus. The European Central Bank (ECB) also took action, reinforcing its bond-buying program to stave off the threat of a deflationary spiral.

“By early 2015, there were signs of economic improvement in the EU and elsewhere, though the effectiveness of central banks’ policies and the true impact of the global oil glut remained unclear.”

A key feature of the past six months was the remarkable drop in global oil prices. Starting June 19th, benchmark crude oil prices fell continuously for a record 145 days, hitting a low of $47.22 a barrel on January 14th. Oversupply and diminished global demand combined to drive prices down 58.6%.

Sustained economic growth in the U.S. made domestic financial markets particularly attractive during the six month reporting period. U.S. gross domestic product jumped 5.0% in the three months ended October 31 and rose 2.2% in the final three months of 2014. Meanwhile, the U.S. economy added more than 200,000 jobs every month for the six month period and the unemployment rate fell to pre-financial crisis levels of 5.5% in February 2015. Despite the improving economy, inflationary pressure was negligible, mostly due to a sharp decline in global oil prices. Even excluding energy and food, monthly consumer prices never rose above 0.2% during the six months ended February 28, 2015.

U.S. growth amid investor worries about the global economy drove demand for the perceived safe haven of U.S. markets. The strengthening U.S. dollar combined with extremely low yields on sovereign debt of industrialized nations added to the attraction of U.S. Treasury bonds. Yields, which move in the opposite direction of prices, fell 15.9% on 30-year Treasury bonds and 14.9% on 10-year Treasury bonds. Meanwhile, U.S. equity indexes broke through record highs several times during the period. For the six months ended February 28, 2015, the Barclays U.S. Aggregate Index returned 2.3% and the Standard & Poor’s 500 Index returned 6.1%.

Meanwhile, weak growth in the euro zone drove the ECB to take unprecedented steps to stimulate the region’s economy. After cutting its deposit rate to negative 0.1% in June, the central bank made a widely anticipated decision in January to expand its program of bond purchases to stimulate lending. While growth remained weak, there were signs of improvement as euro zone gross domestic product (GDP) rose to 0.3% in the final three months of 2014. However, monthly inflation data remained below the ECB’s target of just under 2.0%.

Adding to investor uncertainty in the European Union (EU), voters in Greece installed the anti-austerity Syriza Party in government in January. The move raised questions about the possibility of Greece exiting the EU altogether, though after extended negotiations a revised bailout package was agreed upon. In Ukraine, fighting between the army and separatist rebels backed by Russia erupted during the summer months and again in early 2015, before a shaky truce took hold.

In Japan, Prime Minister Shinzo Abe approved a $29 billion plan at the end of 2014 to lift consumer spending and strengthen regional economic activity. The move followed a surprise move by the Bank of Japan at the end of October to greatly expand its asset purchases in response to two consecutive quarters of economic contraction. The combination of central bank and government stimulus drove Japanese equity prices generally higher during the six months ended February 28, 2015.

A weaker real estate market in China, along with high debt levels and excess factory capacity contributed to a slowdown in growth, and 2014 GDP narrowly missed the government’s target. At 7.4%, China’s 2014 growth was the slowest in 24 years. The People’s Bank of China responded to the slowdown with an interest rate cut and China’s government began formulating further stimulus plans.

The past six months were marked by both a divergence between the U.S. economy and the rest of the world and a striking drop in global energy prices. Central bank interventions remained a fact of life, even as the Fed indicated it would move toward a more normalized policy stance sometime in 2015. It is worth noting that few economists had predicted steadily falling U.S. interest rates, which were a key contributor to the strength of U.S. equities and Treasury bonds during the six month period. By early 2015, there were signs of economic improvement in the EU and elsewhere, though the effectiveness of central banks’ policies and the long-term impact of the global oil glut remained unclear. The challenges and opportunities presented by this environment provided a sharp reminder of the soundness of an investment approach that is both broad and patient.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any

FEBRUARY 28, 2015	UNDISCOVERED MANAGERS FUNDS	1

CEO’S LETTER

March 25, 2015 (Unaudited) (continued)

questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

2	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2015

Undiscovered Managers Behavioral Value Fund

FUND COMMENTARY

SIX MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	2.50%
Russell 2000 Value Index	2.31%

Net Assets as of 2/28/2015 (In Thousands)	$1,908,993

INVESTMENT OBJECTIVE**

The Undiscovered Managers Behavioral Value Fund (the “Fund”) seeks to provide capital appreciation.

HOW DID THE MARKET PERFORM?

Overall, U.S. financial markets performed well over the past six months. Equity prices as measured by the Standard & Poor’s 500 Index reached new closing highs in every month except January. Meanwhile, U.S. bond markets produced positive returns amid a low-inflation, low-interest rate environment. U.S. interest rates declined steadily during the reporting period and concerns about slowing global growth and geo-political tensions drove investors to buy U.S. Treasury securities as a safe haven.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended February 28, 2015, the Fund’s (Institutional Class Shares) outperformed the Russell 2000 Value Index (the “Benchmark”). The Fund’s security selection and underweight position in the energy sector and its security selection in the information technology sector were the largest contributors to performance relative to the Benchmark. The Fund’s security selection in the materials and industrials sectors was the leading detractor from relative performance.

Leading individual contributors to relative performance included the Fund’s out-of-Benchmark positions in Tesoro Corp., PBF Energy Inc. and Janus Capital Group Inc. Shares of both Tesoro and PBF Energy, both refinery operators, rose on investor expectations that lower global oil prices will drive consumer demand for gasoline. Shares of Janus Capital, a provider of mutual funds and other investment vehicles, rose following an increase in quarterly profit and positive investment inflows.

Leading individual detractors from relative performance included the Fund’s out-of-Benchmark positions in MRC Global Inc., Genworth Financial Inc. and Koppers Holdings Inc. Shares of MRC Global, a distributor of equipment to the energy sector, fell as lower global oil prices led to a slowdown in oil exploration and thus demand for equipment. Shares of Genworth Financial, a provider of life and mortgage insurance, fell after the company posted a wider-than-expected quarterly loss. Shares of Koppers Holdings, a provider of carbon compounds and commercial wood treatment products, declined after the company forecast weaker-than-expected earnings.

HOW WAS THE FUND POSITIONED?

The Fund’s sub-adviser, Fuller & Thaler Asset Management Inc. (the “Fund’s portfolio managers”) looked for stocks that it believed were mispriced based on behavioral biases. The Fund’s portfolio managers generally utilize a three-pronged approach that includes i) positive signals such as significant share purchases by company insiders or stock repurchase activity by the company; ii) evidence of overreaction due to behavioral factors that have resulted in an absolute or relative decline in valuation; and iii) analysis of the company fundamentals with regard to business model, valuation and credit risk.

As a result of this process, the Fund’s largest overweight versus the Benchmark was in the information technology sector, while its largest underweight versus the Benchmark was in the financials sector.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee that it will be achieved.

FEBRUARY 28, 2015	UNDISCOVERED MANAGERS FUNDS	3

Undiscovered Managers Behavioral Value Fund

FUND COMMENTARY

SIX MONTHS ENDED FEBRUARY 28, 2015 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	HCC Insurance Holdings, Inc.	3.6%
2.	Investors Bancorp, Inc.	3.4
3.	Convergys Corp.	3.2
4.	Piedmont Natural Gas Co., Inc.	2.9
5.	Copart, Inc.	2.4
6.	First Niagara Financial Group, Inc.	2.2
7.	Symetra Financial Corp.	2.0
8.	KLX, Inc.	1.9
9.	CNO Financial Group, Inc.	1.9
10.	ACI Worldwide, Inc.	1.9

PORTFOLIO COMPOSITION BY SECTOR*
Financials	33.6%
Industrials	16.4
Information Technology	14.4
Consumer Discretionary	7.9
Materials	6.6
Energy	5.4
Utilities	4.6
Health Care	4.1
Short-Term Investment	7.0

*	Percentages indicated are based on total investments as of February 28, 2015. The Fund’s portfolio composition is subject to change.

4	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2015

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2015

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	June 4, 2004
Without Sales Charge		2.28%	6.68%	17.72%	9.26%
With Sales Charge**		(3.09)	1.08	16.46	8.68
CLASS B SHARES	June 4, 2004
Without CDSC		2.02	6.15	17.13	8.73
With CDSC***		(2.98)	1.15	16.92	8.73
CLASS C SHARES	June 4, 2004
Without CDSC		2.02	6.15	17.13	8.73
With CDSC****		1.02	5.15	17.13	8.73
CLASS R2 SHARES	April 30, 2013	2.16	6.43	17.62	9.22
CLASS R6 SHARES	April 30, 2013	2.53	7.21	18.10	9.56
INSTITUTIONAL CLASS SHARES	December 28, 1998	2.50	7.13	18.06	9.54
SELECT CLASS SHARES	April 30, 2013	2.42	6.95	18.00	9.51

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/05 TO 2/28/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class A, Class B, Class C, Class R2, Class R6 and Select Class Shares prior to their inception date are based on the performance of Institutional Class Shares. The actual returns of Class A, Class B, Class C, Class R2 and Select Class Shares would have been lower than those shown because Class A, Class B, Class C, Class R2 and Select Class Shares have higher expenses than Institutional Class Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Institutional Class Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the Undiscovered Managers Behavioral Value Fund, the Russell 2000 Value Index and the Lipper Small-Cap Value Funds Index from February 28, 2005 to February 28, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 2000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable.

The performance of the Lipper Small-Cap Value Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell 2000 Value Index is an unmanaged index, which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Lipper Small-Cap Value Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2015	UNDISCOVERED MANAGERS FUNDS	5

JPMorgan Realty Income Fund

FUND COMMENTARY

SIX MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	11.44%
Morgan Stanley Capital International (“MSCI”) US REIT Index	10.68%

Net Assets as of 2/28/2015 (In Thousands)	$2,044,584

INVESTMENT OBJECTIVE**

The JPMorgan Realty Income Fund (the “Fund”) seeks to provide high total investment return through a combination of capital appreciation and current income.

HOW DID THE MARKET PERFORM?

Overall, U.S. financial markets performed well over the past six months. Equity prices as measured by the Standard & Poor’s 500 Index reached new closing highs in every month except January 2015. Meanwhile, U.S. bond markets produced positive returns amid a low-inflation, low-interest rate environment. Contrary to market expectations, U.S. interest rates declined steadily during the reporting period and concerns about slowing global growth and geo-political tensions drove investors to buy U.S. Treasury securities as a safe haven.

Amid an environment of strong U.S. economic growth and low and declining long-term interest rates, real estate investment trusts (“REITs”) generally performed well. Growth in employment created strong demand for office, industrial and residential property, while consumer spending and holiday season sales bolstered the retail real estate sector. Notably, low interest rates spurred mergers and acquisitions activity.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended February 28, 2015, the Fund (Institutional Class Shares) outperformed the MSCI U.S. REIT Index (the “Benchmark”). The Fund’s overall security selection in the retail sector and “other” sector, which includes lodging, health care and storage, made a positive contribution to relative performance, while the Fund’s overweight positions in the office/industry property and residential sectors detracted from relative performance, though the impact was not significant.

Leading contributors to the Fund’s performance relative to the Benchmark in the retail sector included Glimcher Realty Trust and Macerich Co., while Extra Space Storage Inc. was a leading contributor within the “other” sector. The Fund benefited from the acquisition of Glimcher Realty by Washington Prime Group at a 30% premium above the share price. Shares of Macerich rose after Simon Property Group Inc. acquired a 3.6% holding in Macerich. Shares of Extra Space Storage rose on strong earnings growth during the reporting period.

Leading detractors from relative performance included the Fund’s underweight positions in “other” sector companies Ventas Inc., Realty Income Corp. and CubeSmart. Shares of Ventas, a health care REIT, rose in the low-interest rate environment. Shares of Realty Income, which focuses on single-tenant commercial properties, rose after its closest rival, American Realty Capital Properties Inc., disclosed accounting errors and investors bought Realty Income shares as a perceived safe haven. Shares of CubeSmart rose along with the broader increase in the self-storage subsector.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of attractively valued real estate securities. They projected long-term cash flow for each portfolio holding and valued the holdings using a proprietary dividend discount model. During the reporting period, the portfolio managers used gains from the lodging and retail sectors to fund investments in the residential and industrial sectors.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee that it will be achieved.

6	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2015

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	Simon Property Group, Inc.	8.8%
2.	AvalonBay Communities, Inc.	6.1
3.	Prologis, Inc.	6.1
4.	Boston Properties, Inc.	5.4
5.	Health Care REIT, Inc.	4.1
6.	Public Storage	3.7
7.	General Growth Properties, Inc.	3.6
8.	Essex Property Trust, Inc.	3.4
9.	Extra Space Storage, Inc.	3.1
10.	Regency Centers Corp.	2.9

PORTFOLIO COMPOSITION BY SECTOR*
Apartments	17.1%
Regional Malls	15.5
Office	14.1
Health Care	11.6
Shopping Centers	9.4
Hotels	9.1
Storage	6.8
Industrial	6.7
Diversified	5.4
Single Tenant	4.1
Short-Term Investment	0.2

*	Percentages indicated are based on total investments as of February 28, 2015. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2015	UNDISCOVERED MANAGERS FUNDS	7

JPMorgan Realty Income Fund

FUND COMMENTARY

SIX MONTHS ENDED FEBRUARY 28, 2015 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2015

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	June 4, 2004
Without Sales Charge		11.18%	23.22%	17.20%	8.74%
With Sales Charge**		5.31	16.73	15.92	8.15
CLASS B SHARES	June 4, 2004
Without CDSC		10.92	22.60	16.64	8.21
With CDSC***		5.92	17.60	16.42	8.21
CLASS C SHARES	June 4, 2004
Without CDSC		10.90	22.61	16.63	8.20
With CDSC****		9.90	21.61	16.63	8.20
CLASS R5 SHARES	May 15, 2006	11.45	23.77	17.75	9.25
INSTITUTIONAL CLASS SHARES	January 1, 1998	11.44	23.75	17.69	9.20

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/05 TO 2/28/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class A, Class B and Class C Shares prior to their inception date are based on the performance of Institutional Class Shares. The actual returns of Class A, Class B and Class C Shares would have been lower than those shown because Class A, Class B and Class C Shares have higher expenses than Institutional Class Shares.

Returns for Class R5 Shares prior to its inception date are based on the performance of Institutional Class Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Institutional Class Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan Realty Income Fund, the MSCI U.S. REIT Index and the Lipper Real Estate Funds Index from February 28, 2005 to February 28, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI U.S. REIT Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable.

The performance of the Lipper Real Estate Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI U.S. REIT Index is a free float-adjusted market capitalization weighted index that is comprised of equity REITs that are included in the MSCI U.S. Investable Market 2500 Index, with the exception of specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing operations. The index represents approximately 85% of the U.S. REIT universe. The Lipper Real Estate Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2015

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 92.9%
	Consumer Discretionary — 7.9%
	Hotels, Restaurants & Leisure — 1.1%
194	Brinker International, Inc.	11,511
101	Wyndham Worldwide Corp.	9,267

		20,778

	Household Durables — 1.2%
317	Tupperware Brands Corp.	22,598

	Media — 0.7%
200	John Wiley & Sons, Inc., Class A	12,945

	Specialty Retail — 4.0%
1,042	American Eagle Outfitters, Inc.	15,597
448	GNC Holdings, Inc., Class A	21,559
272	Guess?, Inc.	4,917
644	Sally Beauty Holdings, Inc. (a)	21,589
297	Vitamin Shoppe, Inc. (a)	12,587

		76,249

	Textiles, Apparel & Luxury Goods — 0.9%
328	Columbia Sportswear Co.	18,358

	Total Consumer Discretionary	150,928

	Energy — 5.4%
	Energy Equipment & Services — 3.4%
869	Nabors Industries Ltd., (Bermuda)	11,128
1,257	Patterson-UTI Energy, Inc.	23,495
3,131	TETRA Technologies, Inc. (a)	18,692
445	Tidewater, Inc.	12,557

		65,872

	Oil, Gas & Consumable Fuels — 2.0%
619	PBF Energy, Inc., Class A	19,285
199	Tesoro Corp.	18,276

		37,561

	Total Energy	103,433

	Financials — 33.5%
	Banks — 10.0%
819	Bancorp, Inc. (The) (a)	7,649
2,121	BBCN Bancorp, Inc.	29,168
1,907	First Horizon National Corp.	27,246
4,697	First Niagara Financial Group, Inc.	41,618
5,626	Investors Bancorp, Inc.	64,590
615	PrivateBancorp, Inc.	21,345

		191,616

	Capital Markets — 3.6%
2,751	Apollo Investment Corp.	21,427
2,153	Fifth Street Finance Corp.	15,244

SHARES	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — continued
692	Investment Technology Group, Inc. (a)	15,585
989	Janus Capital Group, Inc.	16,295

		68,551

	Insurance — 12.1%
2,251	CNO Financial Group, Inc.	36,605
2,837	Genworth Financial, Inc., Class A (a)	21,987
1,244	HCC Insurance Holdings, Inc.	69,538
448	StanCorp Financial Group, Inc.	29,616
1,684	Symetra Financial Corp.	38,034
52	White Mountains Insurance Group Ltd.	34,358

		230,138

	Real Estate Investment Trusts (REITs) — 7.8%
592	AG Mortgage Investment Trust, Inc.	11,128
1,074	Apollo Commercial Real Estate Finance, Inc.	18,349
405	Chatham Lodging Trust	11,765
1,095	Colony Financial, Inc.	27,611
1,897	Franklin Street Properties Corp.	23,963
454	Hatteras Financial Corp.	8,337
1,746	Inland Real Estate Corp.	18,681
202	Ryman Hospitality Properties, Inc.	12,117
493	Starwood Property Trust, Inc.	12,022
232	Starwood Waypoint Residential Trust	5,852

		149,825

	Total Financials	640,130

	Health Care — 4.1%
	Health Care Equipment & Supplies — 2.1%
494	Haemonetics Corp. (a)	21,950
656	Masimo Corp. (a)	19,317

		41,267

	Health Care Providers & Services — 1.6%
427	Health Net, Inc. (a)	24,483
221	PharMerica Corp. (a)	5,516

		29,999

	Health Care Technology — 0.4%
145	Computer Programs & Systems, Inc.	7,643

	Total Health Care	78,909

	Industrials — 16.4%
	Aerospace & Defense — 3.9%
574	B/E Aerospace, Inc. (a)	36,440
923	KLX, Inc. (a)	36,871

		73,311

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	UNDISCOVERED MANAGERS FUNDS	9

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Commercial Services & Supplies — 4.8%
338	Brink’s Co. (The)	9,508
1,265	Civeo Corp.	4,982
532	Clean Harbors, Inc. (a)	29,605
1,244	Copart, Inc. (a)	46,532

		90,627

	Construction & Engineering — 0.9%
396	Dycom Industries, Inc. (a)	17,582

	Machinery — 4.2%
1,110	Actuant Corp., Class A	28,228
773	Kennametal, Inc.	27,042
917	Terex Corp.	25,133

		80,403

	Marine — 1.1%
535	Matson, Inc.	21,115

	Trading Companies & Distributors — 1.5%
2,270	MRC Global, Inc. (a)	29,220

	Total Industrials	312,258

	Information Technology — 14.4%
	Communications Equipment — 0.7%
1,796	Harmonic, Inc. (a)	14,028

	Electronic Equipment, Instruments & Components — 1.6%
412	MTS Systems Corp.	29,854

	IT Services — 9.4%
607	Broadridge Financial Solutions, Inc.	32,330
485	Cardtronics, Inc. (a)	17,753
2,767	Convergys Corp.	61,850
1,405	Global Cash Access Holdings, Inc. (a)	9,989
371	Global Payments, Inc.	34,072
975	Sykes Enterprises, Inc. (a)	22,657

		178,651

	Semiconductors & Semiconductor Equipment — 0.8%
1,002	Intersil Corp., Class A	15,626

	Software — 1.9%
1,841	ACI Worldwide, Inc. (a)	36,542

	Total Information Technology	274,701

SHARES	SECURITY DESCRIPTION	VALUE($)

	Materials — 6.6%
	Chemicals — 2.6%
400	Celanese Corp., Series A	22,838
589	Koppers Holdings, Inc.	9,502
924	Rayonier Advanced Materials, Inc.	17,146

		49,486

	Metals & Mining — 2.8%
2,299	Commercial Metals Co.	34,592
644	RTI International Metals, Inc. (a)	17,961

		52,553

	Paper & Forest Products — 1.2%
944	PH Glatfelter Co.	23,121

	Total Materials	125,160

	Utilities — 4.6%
	Electric Utilities — 1.7%
870	El Paso Electric Co.	32,892

	Gas Utilities — 2.9%
1,484	Piedmont Natural Gas Co., Inc.	55,350

	Total Utilities	88,242

	Total Common Stocks (Cost $1,637,898)	1,773,761

Short-Term Investment — 7.0%
	Investment Company — 7.0%
133,290	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (Cost $133,290)	133,290

	Total Investments — 99.9% (Cost $1,771,188)	1,907,051
	Other Assets in Excess of Liabilities — 0.1%	1,942

	NET ASSETS — 100.0%	$1,908,993

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

10	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2015

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.9%
	Apartments — 16.9%
1,489	Apartment Investment & Management Co., Class A	56,098
112	Associated Estates Realty Corp.	2,678
739	AvalonBay Communities, Inc.	124,407
705	Equity Residential (m)	54,316
310	Essex Property Trust, Inc.	68,977
550	Mid-America Apartment Communities, Inc.	39,835

		346,311

	Diversified — 5.4%
122	American Tower Corp.	12,125
1,051	Liberty Property Trust	39,100
533	Vornado Realty Trust	58,619

		109,844

	Health Care — 11.5%
765	Aviv REIT, Inc.	27,522
1,067	HCP, Inc.	45,183
1,070	Health Care REIT, Inc.	82,512
1,135	Healthcare Realty Trust, Inc.	32,388
568	Omega Healthcare Investors, Inc.	22,738
343	Ventas, Inc.	25,548

		235,891

	Hotels — 9.0%
2,100	DiamondRock Hospitality Co.	30,407
1,013	FelCor Lodging Trust, Inc.	10,905
434	Host Hotels & Resorts, Inc. (m)	9,106
1,487	LaSalle Hotel Properties	57,864
3,251	Strategic Hotels & Resorts, Inc. (a)	42,652
1,910	Sunstone Hotel Investors, Inc.	33,329

		184,263

	Industrial — 6.6%
318	DCT Industrial Trust, Inc.	11,462
2,889	Prologis, Inc.	123,403

		134,865

	Office — 14.0%
802	Boston Properties, Inc.	110,157
1,545	Douglas Emmett, Inc.	44,613
543	Highwoods Properties, Inc.	24,785
583	Kilroy Realty Corp.	43,147
590	Paramount Group, Inc. (a)	10,819

SHARES	SECURITY DESCRIPTION	VALUE($)

	Office — continued
1,645	Parkway Properties, Inc.	28,971
180	SL Green Realty Corp.	22,784

		285,276

	Regional Malls — 15.3%
2,533	General Growth Properties, Inc.	73,487
285	Macerich Co. (The)	23,862
615	Pennsylvania Real Estate Investment Trust	14,003
935	Simon Property Group, Inc. (m)	178,006
330	Taubman Centers, Inc.	23,885

		313,243

	Shopping Centers — 9.4%
1,981	Brixmor Property Group, Inc.	50,326
1,946	Equity One, Inc.	52,123
904	Regency Centers Corp.	59,297
811	Weingarten Realty Investors	29,356

		191,102

	Single Tenant — 4.1%
889	National Retail Properties, Inc.	35,779
3,923	Spirit Realty Capital, Inc.	48,053

		83,832

	Storage — 6.7%
960	Extra Space Storage, Inc.	63,172
378	Public Storage	74,508

		137,680

	Total Common Stocks (Cost $1,657,734)	2,022,307

Short-Term Investment — 0.2%
	Investment Company — 0.2%
3,269	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) (Cost $3,269)	3,269

	Total Investments — 99.1% (Cost $1,661,003)	2,025,576
	Other Assets in Excess of Liabilities — 0.9%	19,008

	NET ASSETS — 100.0%	$2,044,584

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	UNDISCOVERED MANAGERS FUNDS	11

Undiscovered Managers Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (Unaudited)

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(l)	— The rate shown is the current yield as of February 28, 2015.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities and/or forward foreign currency exchange contracts.

SEE NOTES TO FINANCIAL STATEMENTS.

12	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2015

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2015	UNDISCOVERED MANAGERS FUNDS	13

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2015 (Unaudited)

(Amounts in thousands, except per share amounts)

	Behavioral Value Fund		Realty Income Fund
ASSETS:
Investments in non-affiliates, at value	$1,773,761		$2,022,307
Investments in affiliates, at value	133,290		3,269

Total investment securities, at value	1,907,051		2,025,576
Receivables:
Investment securities sold	1,054		36,860
Fund shares sold	21,605		51,037
Dividends from non-affiliates	509		893
Dividends from affiliates	3		—	(a)
Other assets	181		76

Total Assets	1,930,403		2,114,442

LIABILITIES:
Payables:
Investment securities purchased	13,715		66,934
Fund shares redeemed	6,149		1,681
Accrued liabilities:
Investment advisory fees	898		968
Administration fees	73		10
Shareholder servicing fees	44		78
Distribution fees	174		39
Custodian and accounting fees	23		—
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—	(a)
Transfer agent fees	272		83
Other	62		65

Total Liabilities	21,410		69,858

Net Assets	$1,908,993		$2,044,584

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

14	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2015

	Behavioral Value Fund	Realty Income Fund
NET ASSETS:
Paid-in-Capital	$1,761,487	$1,642,410
Accumulated undistributed (distributions in excess of) net investment income	(308)	(4,217)
Accumulated net realized gains (losses)	11,951	41,818
Net unrealized appreciation (depreciation)	135,863	364,573

Total Net Assets	$1,908,993	$2,044,584

Net Assets:
Class A	$506,587	$168,592
Class B	429	391
Class C	145,014	10,230
Class R2	1,783	—
Class R5	—	1,631,554
Class R6	56,503	—
Institutional Class	786,489	233,817
Select Class	412,188	—

Total	$1,908,993	$2,044,584

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	9,157	11,851
Class B	8	28
Class C	2,758	736
Class R2	32	—
Class R5	—	113,694
Class R6	1,000	—
Institutional Class	13,936	16,308
Select Class	7,318	—

Net Asset Value (a):
Class A — Redemption price per share	$55.33	$14.23
Class B — Offering price per share (b)	52.97	14.04
Class C — Offering price per share (b)	52.59	13.89
Class R2 — Offering and redemption price per share	55.19	—
Class R5 — Offering and redemption price per share	—	14.35
Class R6 — Offering and redemption price per share	56.48	—
Institutional Class — Offering and redemption price per share	56.44	14.34
Select Class — Offering and redemption price per share	56.33	—
Class A maximum sales charge	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$58.40	$15.02

Cost of investments in non-affiliates	$1,637,898	$1,657,734
Cost of investments in affiliates	133,290	3,269

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	UNDISCOVERED MANAGERS FUNDS	15

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

(Amounts in thousands)

	Behavioral Value Fund	Realty Income Fund
INVESTMENT INCOME:
Dividend income from non-affiliates	$16,162	$25,031
Dividend income from affiliates	10	2

Total investment income	16,172	25,033

EXPENSES:
Investment advisory fees	7,894	7,185
Administration fees	618	787
Distribution fees:
Class A	514	189
Class B	2	2
Class C	446	32
Class R2	3	—
Shareholder servicing fees:
Class A	514	189
Class B	— (a)	— (a)
Class C	149	11
Class R2	1	—
Class R5	—	378
Institutional Class	310	122
Select Class	412	—
Custodian and accounting fees	44	20
Professional fees	32	34
Trustees’ and Chief Compliance Officer’s fees	7	10
Printing and mailing costs	71	21
Registration and filing fees	172	64
Transfer agent fees	45	16
Sub-transfer agent fees (see Note 2.C.)	738	170
Other	39	19

Total expenses	12,011	9,249

Less fees waived	(3,690)	(1,815)
Less expense reimbursements	(23)	(23)

Net expenses	8,298	7,411

Net investment income (loss)	7,874	17,622

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	21,874	80,970
Change in net unrealized appreciation/depreciation of investments in non-affiliates	22,870	116,447

Net realized/unrealized gains (losses)	44,744	197,417

Change in net assets resulting from operations	$52,618	$215,039

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

16	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2015

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Behavioral Value Fund		Realty Income Fund
	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$7,874	$9,443	$17,622	$16,831
Net realized gain (loss)	21,874	30,494	80,970	36,668
Distributions of capital gains received from investment company affiliates	—	1	—	— (a)
Change in net unrealized appreciation/depreciation	22,870	85,376	116,447	160,938

Change in net assets resulting from operations	52,618	125,314	215,039	214,437

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(3,398)	(1,039)	(1,957)	(949)
From net realized gains	(6,395)	—	(3,621)	(1,463)
Class B
From net investment income	—	—	(6)	(7)
From net realized gains	(7)	—	(11)	(14)
Class C
From net investment income	(574)	(141)	(99)	(95)
From net realized gains	(1,933)	—	(200)	(194)
Class R2
From net investment income	(6)	(1)	—	—
From net realized gains	(14)	—	—	—
Class R5
From net investment income	—	—	(21,367)	(8,759)
From net realized gains	—	—	(36,925)	(12,746)
Class R6
From net investment income	(203)	(1)	—	—
From net realized gains	(258)	—	—	—
Institutional Class
From net investment income	(6,933)	(1,594)	(3,335)	(3,700)
From net realized gains	(9,417)	—	(5,747)	(5,511)
Select Class
From net investment income	(3,602)	(551)	—	—
From net realized gains	(5,050)	—	—	—

Total distributions to shareholders	(37,790)	(3,327)	(73,268)	(33,438)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	614,135	764,505	101,533	619,436

NET ASSETS:
Change in net assets	628,963	886,492	243,304	800,435
Beginning of period	1,280,030	393,538	1,801,280	1,000,845

End of period	$1,908,993	$1,280,030	$2,044,584	$1,801,280

Accumulated undistributed (distributions in excess of) net investment income	$(308)	$6,534	$(4,217)	$4,925

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	UNDISCOVERED MANAGERS FUNDS	17

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Behavioral Value Fund		Realty Income Fund
	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$196,366	$380,064	$54,253	$102,099
Distributions reinvested	9,350	992	4,668	2,069
Cost of shares redeemed	(66,953)	(265,979)	(42,057)	(33,908)

Change in net assets resulting from Class A capital transactions	$138,763	$115,077	$16,864	$70,260

Class B
Proceeds from shares issued	$20	$49	$15	$11
Distributions reinvested	7	—	17	21
Cost of shares redeemed	(144)	(553)	(151)	(279)

Change in net assets resulting from Class B capital transactions	$(117)	$(504)	$(119)	$(247)

Class C
Proceeds from shares issued	$42,383	$65,165	$3,467	$2,132
Distributions reinvested	2,087	120	290	281
Cost of shares redeemed	(7,686)	(7,498)	(1,986)	(3,111)

Change in net assets resulting from Class C capital transactions	$36,784	$57,787	$1,771	$(698)

Class R2
Proceeds from shares issued	$1,118	$1,285	$—	$—
Distributions reinvested	20	1	—	—
Cost of shares redeemed	(328)	(450)	—	—

Change in net assets resulting from Class R2 capital transactions	$810	$836	$—	$—

Class R5
Proceeds from shares issued	$—	$—	$154,192	$907,905
Distributions reinvested	—	—	58,236	21,418
Cost of shares redeemed	—	—	(88,455)	(141,757)

Change in net assets resulting from Class R5 capital transactions	$—	$—	$123,973	$787,566

Class R6
Proceeds from shares issued	$40,599	$16,093	$—	$—
Distributions reinvested	461	1	—	—
Cost of shares redeemed	(1,653)	(1,289)	—	—

Change in net assets resulting from Class R6 capital transactions	$39,407	$14,805	$—	$—

Institutional Class
Proceeds from shares issued	$324,231	$369,918	$24,700	$120,480
Distributions reinvested	7,148	995	5,199	3,594
Cost of shares redeemed	(71,176)	(48,299)	(70,855)	(361,519)

Change in net assets resulting from Institutional Class capital transactions	$260,203	$322,614	$(40,956)	$(237,445)

Select Class
Proceeds from shares issued	$195,683	$298,660	$—	$—
Distributions reinvested	5,658	51	—	—
Cost of shares redeemed	(63,056)	(44,821)	—	—

Change in net assets resulting from Select Class capital transactions	$138,285	$253,890	$—	$—

Total change in net assets resulting from capital transactions	$614,135	$764,505	$101,533	$619,436

SEE NOTES TO FINANCIAL STATEMENTS.

18	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2015

	Behavioral Value Fund		Realty Income Fund
	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
SHARE TRANSACTIONS:
Class A
Issued	3,635	7,252	3,890	8,157
Reinvested	176	19	342	187
Redeemed	(1,241)	(5,061)	(3,001)	(2,785)

Change in Class A Shares	2,570	2,210	1,231	5,559

Class B
Issued	— (a)	1	1	1
Reinvested	— (a)	—	1	2
Redeemed	(2)	(12)	(11)	(23)

Change in Class B Shares	(2)	(11)	(9)	(20)

Class C
Issued	826	1,305	248	177
Reinvested	42	2	22	26
Redeemed	(150)	(149)	(145)	(263)

Change in Class C Shares	718	1,158	125	(60)

Class R2
Issued	21	24	—	—
Reinvested	— (a)	— (a)	—	—
Redeemed	(6)	(8)	—	—

Change in Class R2 Shares	15	16	—	—

Class R5
Issued	—	—	11,430	70,865
Reinvested	—	—	4,238	1,917
Redeemed	—	—	(6,126)	(11,738)

Change in Class R5 Shares	—	—	9,542	61,044

Class R6
Issued	753	291	—	—
Reinvested	8	— (a)	—	—
Redeemed	(30)	(23)	—	—

Change in Class R6 Shares	731	268	—	—

Institutional Class
Issued	5,892	6,874	1,772	9,858
Reinvested	132	19	378	321
Redeemed	(1,297)	(892)	(5,177)	(30,421)

Change in Institutional Class Shares	4,727	6,001	(3,027)	(20,242)

Select Class
Issued	3,567	5,562	—	—
Reinvested	104	1	—	—
Redeemed	(1,151)	(824)	—	—

Change in Select Class Shares	2,520	4,739	—	—

(a)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	UNDISCOVERED MANAGERS FUNDS	19

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Behavioral Value Fund
Class A
Six Months Ended February 28, 2015 (Unaudited)	$55.38	$0.23	(f)(g)	$0.98	$1.21	$(0.43)	$(0.83)	$(1.26)
Year Ended August 31, 2014	45.93	0.53	(f)	9.13	9.66	(0.21)	—	(0.21)
Year Ended August 31, 2013	35.72	0.12	(f)(h)	10.09	10.21	—	—	—
Year Ended August 31, 2012	29.26	(0.10	)(f)	6.58	6.48	(0.02)	—	(0.02)
Year Ended August 31, 2011	25.01	0.04	(f)	4.21	4.25	—	—	—
Year Ended August 31, 2010	22.40	—	(f)(i)	2.61	2.61	—	—	—

Class B
Six Months Ended February 28, 2015 (Unaudited)	52.78	0.12	(f)(g)	0.90	1.02	—	(0.83)	(0.83)
Year Ended August 31, 2014	43.81	0.31	(f)	8.66	8.97	—	—	—
Year Ended August 31, 2013	34.25	(0.07	)(f)(h)	9.63	9.56	—	—	—
Year Ended August 31, 2012	28.18	(0.23	)(f)	6.30	6.07	—	—	—
Year Ended August 31, 2011	24.20	(0.09	)(f)	4.07	3.98	—	—	—
Year Ended August 31, 2010	21.79	(0.13	)(f)	2.54	2.41	—	—	—

Class C
Six Months Ended February 28, 2015 (Unaudited)	52.64	0.09	(f)(g)	0.93	1.02	(0.24)	(0.83)	(1.07)
Year Ended August 31, 2014	43.80	0.26	(f)	8.69	8.95	(0.11)	—	(0.11)
Year Ended August 31, 2013	34.23	(0.08	)(f)(h)	9.65	9.57	—	—	—
Year Ended August 31, 2012	28.16	(0.24	)(f)	6.31	6.07	—	—	—
Year Ended August 31, 2011	24.19	(0.10	)(f)	4.07	3.97	—	—	—
Year Ended August 31, 2010	21.78	(0.13	)(f)	2.54	2.41	—	—	—

Class R2
Six Months Ended February 28, 2015 (Unaudited)	55.18	0.13	(f)(g)	1.01	1.14	(0.30)	(0.83)	(1.13)
Year Ended August 31, 2014	45.89	0.40	(f)	9.12	9.52	(0.23)	—	(0.23)
April 30, 2013(j) through August 31, 2013	43.77	0.02	(f)(h)	2.10	2.12	—	—	—

Class R6
Six Months Ended February 28, 2015 (Unaudited)	56.58	0.34	(f)(g)	1.03	1.37	(0.64)	(0.83)	(1.47)
Year Ended August 31, 2014	46.82	0.78	(f)	9.34	10.12	(0.36)	—	(0.36)
April 30, 2013(j) through August 31, 2013	44.54	0.14	(f)(h)	2.14	2.28	—	—	—

Institutional Class
Six Months Ended February 28, 2015 (Unaudited)	56.52	0.35	(f)(g)	1.00	1.35	(0.60)	(0.83)	(1.43)
Year Ended August 31, 2014	46.80	0.74	(f)	9.32	10.06	(0.34)	—	(0.34)
Year Ended August 31, 2013	36.29	0.29	(f)(h)	10.22	10.51	—	—	—
Year Ended August 31, 2012	29.76	(0.02	)(f)	6.67	6.65	(0.12)	—	(0.12)
Year Ended August 31, 2011	25.39	0.12	(f)	4.25	4.37	—	—	—
Year Ended August 31, 2010	22.69	0.04	(f)	2.66	2.70	—	—	—

Select Class
Six Months Ended February 28, 2015 (Unaudited)	56.41	0.30	(f)(g)	1.00	1.30	(0.55)	(0.83)	(1.38)
Year Ended August 31, 2014	46.78	0.68	(f)	9.29	9.97	(0.34)	—	(0.34)
April 30, 2013(j) through August 31, 2013	44.54	0.09	(f)(h)	2.15	2.24	—	—	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Net investment income (loss) may appear disproportionate among classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Reflects a special dividend paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $0.08, $(0.10), $(0.12), $(0.02), $0.10, $0.25 and $0.05 for Class A, Class B, Class C, Class R2, Class R6, Institutional Class and Select Class Shares, respectively, and the net investment income (loss) ratio would have been 0.19%, (0.26)%, (0.29)%, (0.14)%, 0.61%, 0.55% and 0.29% for Class A, Class B, Class C, Class R2, Class R6, Institutional Class and Select Class Shares, respectively.
(i)	Amount rounds to less than $0.01.
(j)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

20	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$55.33	2.28%	$506,587	1.29%	0.86	%(g)	1.83%	17%
55.38	21.06	364,773	1.28	1.02		1.79	44
45.93	28.58	201,017	1.35	0.28	(h)	1.89	58
35.72	22.17	18,601	1.59	(0.30)		2.13	61
29.26	16.99	12,149	1.59	0.14		2.16	44
25.01	11.65	8,919	1.60	(0.01)		2.18	50

52.97	2.02	429	1.79	0.46	(g)	2.34	17
52.78	20.47	546	1.78	0.62		2.29	44
43.81	27.91	893	1.95	(0.17	)(h)	2.42	58
34.25	21.54	1,339	2.09	(0.73)		2.68	61
28.18	16.45	1,427	2.09	(0.31)		2.67	44
24.20	11.06	1,489	2.09	(0.52)		2.68	50

52.59	2.04	145,014	1.79	0.37	(g)	2.32	17
52.64	20.46	107,383	1.78	0.52		2.29	44
43.80	27.96	38,608	1.87	(0.19	)(h)	2.40	58
34.23	21.56	8,474	2.09	(0.75)		2.66	61
28.16	16.41	6,684	2.09	(0.32)		2.67	44
24.19	11.07	5,957	2.09	(0.52)		2.68	50

55.19	2.16	1,783	1.54	0.50	(g)	2.14	17
55.18	20.77	942	1.54	0.74		2.05	44
45.89	4.84	52	1.54	0.14	(h)	2.12	58

56.48	2.53	56,503	0.79	1.22	(g)	1.19	17
56.58	21.67	15,199	0.79	1.41		1.29	44
46.82	5.12	53	0.79	0.89	(h)	1.37	58

56.44	2.50	786,489	0.89	1.26	(g)	1.34	17
56.52	21.54	520,539	0.89	1.37		1.39	44
46.80	28.96	150,140	1.00	0.65	(h)	1.49	58
36.29	22.41	17,982	1.39	(0.06)		1.76	61
29.76	17.21	12,079	1.39	0.39		1.77	44
25.39	11.90	12,398	1.39	0.15		1.79	50

56.33	2.42	412,188	1.04	1.11	(g)	1.56	17
56.41	21.36	270,648	1.04	1.25		1.55	44
46.78	5.03	2,775	1.03	0.57	(h)	1.67	58

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	UNDISCOVERED MANAGERS FUNDS	21

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Return of capital	Total distributions
Realty Income Fund
Class A
Six Months Ended February 28, 2015 (Unaudited)	$13.28	$0.10	(f)(g)	$1.37	$1.47	$(0.18)	$(0.34)	$—	$(0.52)
Year Ended August 31, 2014	11.26	0.15	(f)(g)	2.37	2.52	(0.19)	(0.31)	—	(0.50)
Year Ended August 31, 2013	11.70	0.15	(f)	(0.34)	(0.19)	(0.16)	(0.09)	—	(0.25)
Year Ended August 31, 2012	9.95	0.11	(f)	1.83	1.94	(0.12)	(0.07)	—	(0.19)
Year Ended August 31, 2011	8.47	0.09	(f)	1.57	1.66	(0.18)	—	—	(0.18)
Year Ended August 31, 2010	6.51	0.13	(f)	1.99	2.12	(0.14)	—	(0.02)	(0.16)

Class B
Six Months Ended February 28, 2015 (Unaudited)	13.13	0.07	(f)(g)	1.34	1.41	(0.16)	(0.34)	—	(0.50)
Year Ended August 31, 2014	11.16	0.10	(f)(g)	2.33	2.43	(0.15)	(0.31)	—	(0.46)
Year Ended August 31, 2013	11.60	0.09	(f)	(0.33)	(0.24)	(0.11)	(0.09)	—	(0.20)
Year Ended August 31, 2012	9.87	0.06	(f)	1.82	1.88	(0.08)	(0.07)	—	(0.15)
Year Ended August 31, 2011	8.41	0.04	(f)	1.56	1.60	(0.14)	—	—	(0.14)
Year Ended August 31, 2010	6.47	0.09	(f)	1.98	2.07	(0.11)	—	(0.02)	(0.13)

Class C
Six Months Ended February 28, 2015 (Unaudited)	13.00	0.06	(f)(g)	1.33	1.39	(0.16)	(0.34)	—	(0.50)
Year Ended August 31, 2014	11.06	0.10	(f)(g)	2.30	2.40	(0.15)	(0.31)	—	(0.46)
Year Ended August 31, 2013	11.50	0.09	(f)	(0.32)	(0.23)	(0.12)	(0.09)	—	(0.21)
Year Ended August 31, 2012	9.79	0.06	(f)	1.80	1.86	(0.08)	(0.07)	—	(0.15)
Year Ended August 31, 2011	8.35	0.04	(f)	1.54	1.58	(0.14)	—	—	(0.14)
Year Ended August 31, 2010	6.42	0.09	(f)	1.97	2.06	(0.11)	—	(0.02)	(0.13)

Class R5
Six Months Ended February 28, 2015 (Unaudited)	13.38	0.13	(f)(g)	1.37	1.50	(0.19)	(0.34)	—	(0.53)
Year Ended August 31, 2014	11.32	0.21	(f)(g)	2.37	2.58	(0.21)	(0.31)	—	(0.52)
Year Ended August 31, 2013	11.74	0.20	(f)	(0.32)	(0.12)	(0.21)	(0.09)	—	(0.30)
Year Ended August 31, 2012	9.97	0.16	(f)	1.84	2.00	(0.16)	(0.07)	—	(0.23)
Year Ended August 31, 2011	8.48	0.14	(f)	1.57	1.71	(0.22)	—	—	(0.22)
Year Ended August 31, 2010	6.51	0.16	(f)	2.00	2.16	(0.16)	—	(0.03)	(0.19)

Institutional Class
Six Months Ended February 28, 2015 (Unaudited)	13.37	0.13	(f)(g)	1.37	1.50	(0.19)	(0.34)	—	(0.53)
Year Ended August 31, 2014	11.31	0.22	(f)(g)	2.36	2.58	(0.21)	(0.31)	—	(0.52)
Year Ended August 31, 2013	11.74	0.20	(f)	(0.34)	(0.14)	(0.20)	(0.09)	—	(0.29)
Year Ended August 31, 2012	9.97	0.16	(f)	1.84	2.00	(0.16)	(0.07)	—	(0.23)
Year Ended August 31, 2011	8.48	0.13	(f)	1.57	1.70	(0.21)	—	—	(0.21)
Year Ended August 31, 2010	6.51	0.16	(f)	2.00	2.16	(0.16)	—	(0.03)	(0.19)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.

SEE NOTES TO FINANCIAL STATEMENTS.

22	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$14.23	11.26%	$168,592	1.18%	1.43	%(g)	1.54%	47%
13.28	23.30	141,044	1.18	1.24	(g)	1.39	105
11.26	(1.67)	57,005	1.18	1.25		1.40	60
11.70	19.75	47,124	1.18	1.04		1.42	78
9.95	19.67	26,485	1.18	0.94		1.44	141
8.47	32.92	8,480	1.36	1.66		1.58	133

14.04	10.92	391	1.68	0.98	(g)	2.06	47
13.13	22.67	480	1.68	0.84	(g)	1.90	105
11.16	(2.14)	636	1.68	0.78		1.90	60
11.60	19.19	977	1.68	0.58		1.92	78
9.87	19.06	1,001	1.68	0.46		1.94	141
8.41	32.23	1,081	1.86	1.17		2.09	133

13.89	10.90	10,230	1.68	0.89	(g)	1.96	47
13.00	22.64	7,941	1.68	0.83	(g)	1.90	105
11.06	(2.08)	7,420	1.68	0.75		1.90	60
11.50	19.19	5,416	1.68	0.55		1.92	78
9.79	19.00	3,924	1.68	0.44		1.94	141
8.35	32.38	2,684	1.85	1.14		2.08	133

14.35	11.45	1,631,554	0.73	1.89	(g)	0.90	47
13.38	23.83	1,393,335	0.73	1.69	(g)	0.94	105
11.32	(1.15)	487,985	0.73	1.70		0.95	60
11.74	20.33	388,566	0.73	1.44		0.96	78
9.97	20.21	96,854	0.73	1.45		1.00	141
8.48	33.60	111,058	0.85	2.06		1.11	133

14.34	11.44	233,817	0.78	1.84	(g)	0.97	47
13.37	23.81	258,480	0.78	1.78	(g)	1.00	105
11.31	(1.27)	447,799	0.78	1.65		1.00	60
11.74	20.28	318,175	0.78	1.47		1.02	78
9.97	20.17	242,555	0.78	1.35		1.04	141
8.48	33.56	67,052	0.90	2.11		1.18	133

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	UNDISCOVERED MANAGERS FUNDS	23

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (Unaudited)

1. Organization

Undiscovered Managers Funds (the “Trust”) was organized on September 29, 1997, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 2 separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Undiscovered Managers Behavioral Value Fund	Class A, Class B, Class C, Class R2, Class R6, Institutional Class and Select Class	Diversified
JPMorgan Realty Income Fund	Class A, Class B, Class C, Class R5 and Institutional Class	Non-Diversified

The investment objective of Behavioral Value Fund is capital appreciation.

The investment objective of Realty Income Fund is high total investment return through a combination of capital appreciation and current income.

Class R2, Class R6 and Select Class Shares commenced operations on April 30, 2013 for Behavioral Value Fund.

Effective November 1, 2009, Class B Shares of the Funds may not be purchased or acquired by new or existing shareholders, except through exchanges from Class B Shares of another J.P. Morgan Fund and dividend reinvestments. Shareholders who invested in Class B Shares prior to November 1, 2009 may continue to hold their Class B Shares until they automatically convert to Class A Shares.

Class A Shares generally provide for a front-end sales charge while Class B and Class C Shares provide for a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares after eight years. No sales charges are assessed with respect to Class R2, Class R5, Class R6, Institutional Class and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”), are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

24	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2015

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amount in thousands):

Behavioral Value Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,907,051	$—	$—	$1,907,051

Realty Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,025,576	$—	$—	$2,025,576

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOIs. Please refer to the SOIs for industry specifics of portfolio holdings.

There were no transfers among any levels during the six months ended February 28, 2015.

B. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Dividend income net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

C. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Sub-transfer agent fees are class-specific expenses. The amount of the Sub-transfer agent fees charged to each class of the Funds for the six months ended February 28, 2015 are as follows (amounts in thousands):

Behavioral Value Fund

Class	Amount
Class A Shares	$304
Class B Shares	—	(a)
Class C Shares	82
Class R2 Shares	1
Institutional Class Shares	152
Select Class Shares	199

Realty Income Fund

Class	Amount
Class A Shares	$139
Class B Shares	—	(a)
Class C Shares	5
Class R5 Shares	7
Institutional Class Shares	19

(a)	Amount rounds to less than $1,000.

D. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal

FEBRUARY 28, 2015	UNDISCOVERED MANAGERS FUNDS	25

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (Unaudited) (continued)

income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 28, 2015, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

E. Distributions to Shareholders — For the Behavioral Value Fund, distributions from net investment income are generally declared and paid annually. For the Realty Income Fund, distributions from net investment income are generally declared and paid quarterly. Distributions are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management, Inc. (the “Adviser” or “JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Behavioral Value Fund	1.05%
Realty Income Fund	0.75

A Sub-advisory agreement exists between JPMIM and Fuller & Thaler Asset Management, Inc. for the Behavioral Value Fund. Under the terms of the Sub-Advisory agreement, JPMIM pays the sub-adviser a portion of fees received by JPMIM.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended February 28, 2015, the effective annualized rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class B, Class C and Class R2 Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class R2
Behavioral Value Fund	0.25%	0.75%	0.75%	0.50%
Realty Income Fund	0.25	0.75	0.75	n/a

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class B and Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended February 28, 2015, the Distributor retained the following (amounts in thousands):

	Front-End Sales Charge	CDSC
Behavioral Value Fund	$74	$1
Realty Income Fund	11	—	(a)

(a)	Amount rounds to less than $1,000.

D. Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not participate in the Shareholder Servicing Agreement. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class R2	Class R5	Institutional Class	Select Class
Behavioral Value Fund	0.25%	0.25%	0.25%	0.25%	n/a	0.10%	0.25%
Realty Income Fund	0.25	0.25	0.25	n/a	0.05%	0.10	n/a

26	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2015

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board’s deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class R2	Class R5	Class R6	Institutional Class	Select Class
Behavioral Value Fund	1.30%	1.80%	1.80%	1.55%	n/a	0.80%	0.90%	1.05%
Realty Income Fund	1.18	1.68	1.68	n/a	0.73%	n/a	0.78	n/a

The expense limitation agreement was in effect for the six months ended February 28, 2015 and is in place until at least December 31, 2015.

For the six months ended February 28, 2015, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
Behavioral Value Fund	$2,658	$254	$715	$3,627	$23
Realty Income Fund	990	668	139	1,797	23

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates. The Adviser, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of waivers resulting from investments in these money market funds for the six months ended February 28, 2015 were as follows (amounts in thousands):

Behavioral Value Fund	$63
Realty Income Fund	18

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended February 28, 2015, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the six months ended February 28, 2015, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

FEBRUARY 28, 2015	UNDISCOVERED MANAGERS FUNDS	27

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (Unaudited) (continued)

4. Investment Transactions

During the six months ended February 28, 2015, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Behavioral Value Fund	$764,649	$242,034
Realty Income Fund	939,021	886,775

During the six months ended February 28, 2015, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at February 28, 2015 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Behavioral Value Fund	$1,771,188	$224,972	$89,109	$135,863
Realty Income Fund	1,661,003	369,512	4,939	364,573

At August 31, 2014, the Funds did not have any net capital loss carryforwards.

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 9, 2015.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 28, 2015, or at any time during the six months then ended.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

As of February 28, 2015, JPMorgan SmartRetirement Funds, which are affiliated funds of funds, own in the aggregate approximately 72.2% of the net assets of Realty Income Fund.

Additionally, Behavioral Value Fund has a shareholder, which are accounts maintained by a financial intermediary on behalf of its clients, that owns a significant portion of the Fund’s outstanding shares.

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

Because Realty Income Fund may invest a substantial portion of its assets in real estate investment trusts (“REITs”), the Fund may be subject to certain risks similar to those associated with direct investments in real estate. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

The Funds may invest in companies with relatively small market capitalizations. Behavioral Value Fund will invest primarily in such companies. Investments in companies with relatively small market capitalizations may involve greater risk than is usually associated with stocks of larger companies. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalizations.

28	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2015

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2014, and continued to hold your shares at the end of the reporting period, February 28, 2015.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
Behavioral Value Fund
Class A
Actual	$1,000.00	$1,022.80	$6.47	1.29%
Hypothetical	1,000.00	1,018.40	6.46	1.29
Class B
Actual	1,000.00	1,020.20	8.97	1.79
Hypothetical	1,000.00	1,015.92	8.95	1.79
Class C
Actual	1,000.00	1,020.40	8.97	1.79
Hypothetical	1,000.00	1,015.92	8.95	1.79
Class R2
Actual	1,000.00	1,021.60	7.72	1.54
Hypothetical	1,000.00	1,017.16	7.70	1.54
Class R6
Actual	1,000.00	1,025.30	3.97	0.79
Hypothetical	1,000.00	1,020.88	3.96	0.79
Institutional Class
Actual	1,000.00	1,025.00	4.47	0.89
Hypothetical	1,000.00	1,020.38	4.46	0.89
Select Class
Actual	1,000.00	1,024.20	5.22	1.04
Hypothetical	1,000.00	1,019.64	5.21	1.04

Realty Income Fund
Class A
Actual	1,000.00	1,112.60	6.18	1.18
Hypothetical	1,000.00	1,018.94	5.91	1.18
Class B
Actual	1,000.00	1,109.20	8.79	1.68
Hypothetical	1,000.00	1,016.46	8.40	1.68

FEBRUARY 28, 2015	UNDISCOVERED MANAGERS FUNDS	29

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
Realty Income Fund (continued)
Class C
Actual	$1,000.00	$1,109.00	$8.78	1.68%
Hypothetical	1,000.00	1,016.46	8.40	1.68
Class R5
Actual	1,000.00	1,114.50	3.83	0.73
Hypothetical	1,000.00	1,021.17	3.66	0.73
Institutional Class
Actual	1,000.00	1,114.40	4.09	0.78
Hypothetical	1,000.00	1,020.93	3.91	0.78

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

30	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2015

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2015. All rights reserved. February 2015.	SAN-UM-215

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semiannual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Undiscovered Managers Funds

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Office
May 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
May 8, 2015

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
May 8, 2015